Document And Entity Information	Apr. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 17, 2026
Entity Registrant Name	CVB Financial Corp.
Entity Central Index Key	0000354647
Entity Emerging Growth Company	false
Entity File Number	000-10140
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-3629339
Entity Address, Address Line One	701 N HAVEN AVE
Entity Address, Address Line Two	STE 350
Entity Address, City or Town	ONTARIO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91764
City Area Code	909
Local Phone Number	980-4030
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	CVBF
Security Exchange Name	NASDAQ
Amendment Description	On April 21, 2026, CVB Financial Corp., a California corporation (“CVBF” or the “Company”), filed a Current Report on Form 8-K (the “Original 8-K”), which disclosed that effective as of April 17, 2026, CVBF completed its previously announced acquisition of Heritage Commerce Corp, a California corporation (“Heritage”), in accordance with the terms and conditions of that certain Agreement and Plan of Reorganization and Merger, dated as of December 17, 2025, by and between CVBF and Heritage (the “Merger Agreement”). Pursuant to the Merger Agreement, Heritage merged with and into CVBF, with CVBF being the surviving entity (the “Merger”). Immediately thereafter, Heritage's wholly-owned banking subsidiary, Heritage Bank of Commerce, a California banking corporation merged with and into CVBF's wholly-owned banking subsidiary, Citizens Business Bank, National Association (“Citizens”), with Citizens being the surviving bank. This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of Heritage and pro forma financial information required by Item 9.01 of Form 8-K (the “Amendment”).The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that CVBF and Heritage would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described in this Amendment, all other information in the Original 8-K remains unchanged.